Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SV1-NPRT1-0422
1.9866138.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	5,752,228	146,681,814
Verizon Communications, Inc.	3,535,946	188,218,406
		334,900,220
Entertainment - 0.8%
Activision Blizzard, Inc.	664,221	52,480,101
Take-Two Interactive Software, Inc. (a)	45,541	7,438,667
		59,918,768
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	48,299	130,700,475
Match Group, Inc. (a)	28,433	3,204,399
		133,904,874
Media - 0.5%
Cable One, Inc. (b)	4,237	6,545,021
Comcast Corp. Class A	187,474	9,371,825
Interpublic Group of Companies, Inc.	336,140	11,946,416
Omnicom Group, Inc.	183,100	13,798,416
		41,661,678
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	500,958	54,188,627
TOTAL COMMUNICATION SERVICES		624,574,167
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.1%
Tesla, Inc. (a)	11,755	11,011,144
Distributors - 0.2%
Pool Corp.	34,246	16,309,658
Diversified Consumer Services - 0.1%
Service Corp. International (b)	143,062	8,829,787
Hotels, Restaurants & Leisure - 4.1%
Domino's Pizza, Inc.	31,478	14,311,473
McDonald's Corp.	637,845	165,488,885
Starbucks Corp.	1,007,079	99,016,007
Yum! Brands, Inc.	252,526	31,608,679
		310,425,044
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (a)	29,526	88,326,143
Multiline Retail - 0.5%
Dollar General Corp.	201,726	42,055,836
Specialty Retail - 2.0%
AutoZone, Inc. (a)	18,401	36,550,826
The Home Depot, Inc.	247,997	91,009,939
TJX Companies, Inc.	339,397	24,426,402
		151,987,167
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. Class B	1,072,843	158,855,863
TOTAL CONSUMER DISCRETIONARY		787,800,642
CONSUMER STAPLES - 7.7%
Beverages - 1.0%
PepsiCo, Inc.	427,877	74,245,217
Food & Staples Retailing - 1.9%
Walmart, Inc.	1,052,867	147,201,335
Food Products - 0.8%
Hormel Foods Corp. (b)	240,710	11,426,504
McCormick & Co., Inc. (non-vtg.)	212,822	21,348,175
The Hershey Co.	124,201	24,476,291
		57,250,970
Household Products - 4.0%
Church & Dwight Co., Inc.	209,651	21,520,675
Colgate-Palmolive Co.	81,811	6,745,317
Kimberly-Clark Corp.	287,608	39,589,241
Procter & Gamble Co.	1,369,036	219,661,826
The Clorox Co.	104,894	17,607,507
		305,124,566
TOTAL CONSUMER STAPLES		583,822,088
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cheniere Energy, Inc.	82,951	9,282,217
Coterra Energy, Inc.	693,897	15,196,344
Kinder Morgan, Inc.	1,664,842	28,901,657
		53,380,218
FINANCIALS - 9.8%
Banks - 1.0%
Commerce Bancshares, Inc. (b)	95,451	6,577,528
U.S. Bancorp	1,152,262	67,050,126
		73,627,654
Capital Markets - 3.6%
Cboe Global Markets, Inc.	91,048	10,791,919
CME Group, Inc.	306,719	70,392,011
FactSet Research Systems, Inc.	32,260	13,610,171
Houlihan Lokey	43,635	4,637,528
Intercontinental Exchange, Inc.	480,940	60,915,860
MarketAxess Holdings, Inc.	32,451	11,178,720
NASDAQ, Inc.	99,941	17,910,427
S&P Global, Inc.	205,826	85,463,072
		274,899,708
Insurance - 5.2%
AFLAC, Inc.	527,147	33,115,375
Allstate Corp.	252,566	30,477,139
Arch Capital Group Ltd. (a)	338,226	15,666,628
Arthur J. Gallagher & Co.	176,601	27,892,362
Assurant, Inc.	50,229	7,660,425
Brown & Brown, Inc.	199,624	13,231,079
Chubb Ltd.	374,733	73,927,326
Erie Indemnity Co. Class A (b)	20,998	3,865,732
Marsh & McLennan Companies, Inc.	432,716	66,482,486
Progressive Corp.	499,797	54,307,942
The Travelers Companies, Inc.	213,118	35,415,949
W.R. Berkley Corp.	119,762	10,119,889
Willis Towers Watson PLC	110,221	25,787,305
		397,949,637
TOTAL FINANCIALS		746,476,999
HEALTH CARE - 14.3%
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	390,188	33,337,663
Medtronic PLC	1,147,807	118,786,546
ResMed, Inc.	124,278	28,409,951
STERIS PLC	85,194	19,117,534
		199,651,694
Health Care Providers & Services - 2.5%
Chemed Corp. (b)	13,465	6,313,873
UnitedHealth Group, Inc.	390,121	184,359,481
		190,673,354
Life Sciences Tools & Services - 0.7%
Danaher Corp.	199,835	57,110,845
Pharmaceuticals - 8.5%
Eli Lilly & Co.	678,108	166,400,922
Johnson & Johnson	1,296,174	223,317,818
Merck & Co., Inc.	2,155,596	175,637,962
Zoetis, Inc. Class A	404,778	80,870,597
		646,227,299
TOTAL HEALTH CARE		1,093,663,192
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.1%
General Dynamics Corp.	2,206	467,893
L3Harris Technologies, Inc.	153,859	32,201,150
Lockheed Martin Corp.	210,497	81,910,698
Northrop Grumman Corp.	128,543	47,548,056
		162,127,797
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	112,462	11,769,148
Expeditors International of Washington, Inc.	145,082	16,608,987
		28,378,135
Building Products - 1.0%
Carrier Global Corp.	725,167	34,575,963
Lennox International, Inc.	29,199	8,281,420
Trane Technologies PLC	202,943	35,129,433
		77,986,816
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	179,356	22,896,587
Rollins, Inc.	194,016	5,985,394
Tetra Tech, Inc. (b)	46,299	6,444,358
Waste Management, Inc.	330,798	49,765,251
		85,091,590
Industrial Conglomerates - 1.1%
3M Co.	494,228	82,051,733
Machinery - 0.7%
Graco, Inc.	144,958	10,518,152
Otis Worldwide Corp.	364,549	31,143,421
Toro Co.	91,447	8,831,951
Watts Water Technologies, Inc. Class A	23,207	3,555,544
		54,049,068
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp. Class A	115,362	8,851,726
CoStar Group, Inc. (a)(b)	245,014	17,190,182
Exponent, Inc.	44,930	4,267,451
FTI Consulting, Inc. (a)(b)	29,556	4,309,560
Verisk Analytics, Inc.	137,747	27,016,319
		61,635,238
Road & Rail - 0.1%
Landstar System, Inc.	32,885	5,261,600
Trading Companies & Distributors - 0.1%
Watsco, Inc.	28,145	7,952,651
TOTAL INDUSTRIALS		564,534,628
INFORMATION TECHNOLOGY - 27.6%
IT Services - 9.1%
Accenture PLC Class A	533,660	188,691,503
Akamai Technologies, Inc. (a)	139,035	15,926,459
Amdocs Ltd.	108,941	8,267,532
Automatic Data Processing, Inc.	361,333	74,496,025
Broadridge Financial Solutions, Inc.	99,188	15,792,713
Fiserv, Inc. (a)	509,008	53,802,146
Jack Henry & Associates, Inc.	63,418	10,642,175
MasterCard, Inc. Class A	102,326	39,536,720
Maximus, Inc. (b)	53,081	4,104,223
Paychex, Inc.	273,483	32,205,358
VeriSign, Inc. (a)	83,114	18,050,699
Visa, Inc. Class A (b)	1,035,559	234,212,379
		695,727,932
Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	3,465,054	169,163,936
Texas Instruments, Inc.	788,503	141,528,403
		310,692,339
Software - 10.6%
Bentley Systems, Inc. Class B (b)	157,303	6,318,862
Black Knight, Inc. (a)	133,729	9,976,183
Check Point Software Technologies Ltd. (a)	88,432	10,701,156
Citrix Systems, Inc.	106,097	10,815,528
Dolby Laboratories, Inc. Class A	56,160	4,933,656
Intuit, Inc.	162,200	90,058,306
Microsoft Corp.	1,747,388	543,402,722
Oracle Corp.	1,406,902	114,184,166
Tyler Technologies, Inc. (a)	34,869	16,520,932
		806,911,511
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	1,648,958	288,204,879
TOTAL INFORMATION TECHNOLOGY		2,101,536,661
MATERIALS - 4.3%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	189,076	53,342,121
Balchem Corp.	27,252	4,004,409
Ecolab, Inc.	212,591	40,275,365
Linde PLC	441,067	140,559,232
		238,181,127
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	53,280	20,732,314
Vulcan Materials Co.	113,332	21,568,213
		42,300,527
Containers & Packaging - 0.7%
Aptargroup, Inc.	56,409	6,616,776
Ball Corp.	278,910	27,082,161
Packaging Corp. of America	81,075	12,212,327
Sonoco Products Co.	84,549	4,788,855
		50,700,119
TOTAL MATERIALS		331,181,773
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree Realty Corp.	58,024	3,793,609
American Tower Corp.	388,746	97,769,619
Crown Castle International Corp.	369,152	67,373,932
CubeSmart	172,380	8,746,561
Digital Realty Trust, Inc.	121,775	18,172,483
Equinix, Inc.	76,657	55,568,659
Equity Lifestyle Properties, Inc.	145,992	11,429,714
Essex Property Trust, Inc.	55,555	18,472,038
Extra Space Storage, Inc.	114,304	22,653,910
Mid-America Apartment Communities, Inc.	99,119	20,485,915
Orion Office (REIT), Inc. (a)	9,037	150,376
Public Storage	130,216	46,686,342
Realty Income Corp.	95,985	6,662,319
		377,965,477
UTILITIES - 4.5%
Electric Utilities - 2.9%
Alliant Energy Corp.	213,584	12,785,138
American Electric Power Co., Inc.	296,225	26,778,740
Duke Energy Corp.	654,016	68,710,921
Evergy, Inc.	195,704	12,712,932
Eversource Energy	293,440	26,259,946
IDACORP, Inc.	43,466	4,790,823
NextEra Energy, Inc.	366,109	28,600,435
Pinnacle West Capital Corp.	96,382	6,709,151
Xcel Energy, Inc.	459,837	32,032,245
		219,380,331
Gas Utilities - 0.2%
Atmos Energy Corp.	111,698	11,976,260
Multi-Utilities - 1.1%
Ameren Corp.	219,621	19,489,168
CMS Energy Corp.	247,363	15,925,230
Consolidated Edison, Inc.	301,869	26,096,575
WEC Energy Group, Inc.	269,454	26,147,816
		87,658,789
Water Utilities - 0.3%
American Water Works Co., Inc.	155,007	24,925,126
TOTAL UTILITIES		343,940,506
TOTAL COMMON STOCKS (Cost $5,718,558,715)		7,608,876,351

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	110,178,332	110,200,367
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	154,406,459	154,421,899
TOTAL MONEY MARKET FUNDS (Cost $264,622,266)		264,622,266

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $5,983,180,981)	7,873,498,617
NET OTHER ASSETS (LIABILITIES) - (3.3)% (e)	(252,696,655)
NET ASSETS - 100.0%	7,620,801,962

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	42	Mar 2022	9,458,925	11,458	11,458
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Mar 2022	2,892,670	(9,551)	(9,551)

TOTAL FUTURES CONTRACTS					1,907
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $738,300 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	15,252,945	186,032,849	91,085,427	2,868	-	-	110,200,367	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	127,461,306	105,193,032	78,232,439	28,870	-	-	154,421,899	0.5%
Total	142,714,251	291,225,881	169,317,866	31,738	-	-	264,622,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.